Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	2,000,000,000	2,000,000,000
Common stock, issued	31,743,797	19,969,341
Common stock, outstanding	31,743,797	19,969,341
Number of common stock issued	31,743,797	19,969,341
Number of common stock issued for warrants exercise	30,644	1,995,000
Common stock issued for loan fees on convertible debt	0	43,326
Value of common stock issued for loan fees on convertible debt		$ 6,387
Common stock issued for settlement and conversion of debt	563,523	920,516
Value of common stock issued for settlement and conversion of debt	$ 70,863	$ 109,812
Common stock issued for conversion of preferred stock	11,180,289
Value of common stock issued for conversion of preferred stock	$ 1,590,801
Value of preferred stock in exchange	4,828,204
Increase in retained earnings due to stock conversion	3,237,403
Stock based compensation	675,324	80,635
Warrants granted for services	$ 595,175	$ 0
Preferred stock issued for cash	46,666
Perferred stock issued for cash value	$ 70,000
Preferred stock issued for warrants	250,000
Perferred stock issued for warrants value	$ 250
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	2,500,000	2,500,000
Preferred stock, issued	3,773,592	1,627,000
Preferred stock, outstanding	3,773,592	1,627,000